UNAUDITED CONDENSED COMBINED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMBINED BALANCE SHEETS
Units par value	$ 0	$ 0	$ 0
Units authorized	200	200	200
Units issued	200	200	200
Units outstanding	200	200